Dividend Performers ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 99.4%		Shares	Value
Building Materials - 4.2%
Apogee Enterprises, Inc.		8,096	$432,407
Trane Technologies PLC (a)		1,644	400,972
			833,379

Chemicals - 2.2%
Sherwin-Williams Co. (e)		1,383	431,358

Commercial Services - 7.9%
ABM Industries, Inc. (e)		9,029	404,770
Automatic Data Processing, Inc.		1,619	377,178
Cintas Corp. (e)		673	405,590
Insperity, Inc.		3,358	393,625
			1,581,163

Computers - 3.9%
Accenture PLC - Class A (a)(e)		1,138	399,336
Apple, Inc.		1,963	377,936
			777,272

Distribution/Wholesale - 3.9%
Fastenal Co. (e)		6,138	397,558
WW Grainger, Inc. (e)		468	387,827
			785,385

Diversified Financial Services - 2.0%
SEI Investments Co.		6,386	405,830

Electrical Components & Equipment - 2.0%
Eaton Corp. PLC (a)(e)		1,642	395,426

Electronics - 4.1%
Amphenol Corp. - Class A		4,158	412,183
Brady Corp. - Class A		6,970	409,069
			821,252

Hand/Machine Tools - 2.0%
Snap-on, Inc. (e)		1,355	391,378

Healthcare-Products - 6.2%
Abbott Laboratories (e)		3,683	405,388
Agilent Technologies, Inc.		3,261	453,377
Stryker Corp.		1,277	382,410
			1,241,175

Healthcare-Services - 7.2%
Chemed Corp.		635	371,316
Elevance Health, Inc.		803	378,663
Humana, Inc.		726	332,370
UnitedHealth Group, Inc. (e)		690	363,264
			1,445,613

Insurance - 9.7%
Globe Life, Inc.		3,171	385,974
Hartford Financial Services Group, Inc.		4,877	392,013
Marsh & McLennan Cos., Inc.		1,877	355,635
Reinsurance Group of America, Inc.		2,344	379,212
Travelers Cos., Inc.		2,173	413,936
			1,926,770

Machinery-Diversified - 8.2%
Applied Industrial Technologies, Inc. (e)		2,305	398,050
Dover Corp. (e)		2,707	416,364
Rockwell Automation, Inc.		1,365	423,806
Watts Water Technologies, Inc. - Class A		1,919	399,804
			1,638,024

Miscellaneous Manufacturing - 8.3%
A O Smith Corp.		4,922	405,770
Donaldson Co., Inc. (e)		6,221	406,542
Hillenbrand, Inc.		9,244	442,326
ITT, Inc.		3,438	410,222
			1,664,860

Pharmaceuticals - 7.6%
Cardinal Health, Inc.		3,604	363,283
Cencora, Inc. (e)		1,891	388,374
Johnson & Johnson (e)		2,508	393,104
McKesson Corp. (e)		826	382,421
			1,527,182

Retail - 4.0%
Genuine Parts Co. (e)		2,708	375,058
Home Depot, Inc.		1,215	421,058
			796,116

Semiconductors - 6.2%
Broadcom, Inc. (e)		388	433,105
KLA Corp.		686	398,772
QUALCOMM, Inc.		2,883	416,968
			1,248,845

Software - 1.9%
Paychex, Inc. (e)		3,196	380,676

Telecommunications - 3.8%
Cisco Systems, Inc.		7,750	391,530
Motorola Solutions, Inc.		1,174	367,568
			759,098

Transportation - 4.1%
CSX Corp.		11,884	412,018
United Parcel Service, Inc. - Class B		2,534	398,421
			810,439
TOTAL COMMON STOCKS (Cost $16,781,306)			19,861,241

PURCHASED OPTIONS- 0.0% (b)(c)	Notional Amount	Contracts	Value
Purchased Put Options - 0.0% (c)			$–
CBOE Mini S&P 500 Index		–	$–
Expiration: 01/05/2024; Exercise Price: $375(f)	5,512,500	147	294
Expiration: 01/26/2024; Exercise Price: $395(f)	5,648,500	143	1,573
Expiration: 02/02/2024; Exercise Price: $390(f)	5,577,000	143	2,002
TOTAL PURCHASED OPTIONS (Cost $8,426)			3,869

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares
First American Government Obligations Fund - Class X, 5.28% (d)		45,108	45,108
TOTAL SHORT-TERM INVESTMENTS (Cost $45,108)			45,108

TOTAL INVESTMENTS - 99.6% (Cost $16,834,840)			$19,910,218
Other Assets and Liabilities, net - 0.4%			77,516
TOTAL NET ASSETS - 100.0%			$19,987,734

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
CBOE – Chicago Board Options Exchange

(a)	Foreign issued security.
(b)	Each contract has a multiplier of 100.
(c)	Less than 0.05%.
(d)	The rate shown represents the seven-day yield at period end.
(e)
A portion or all of the security has been segregated or earmarked as collateral for written options. As of December 31, 2023, the value of these securities amounts to $6,086,558 or 30.5% of net assets.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Dividend Performers ETF
Schedule of Written Options
as of December 31, 2023 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)	Notional Amount	Contracts	Value
Written Put Options - (0.2)%
CBOE Mini S&P 500 Index	0	0	–
Expiration: 01/05/2024; Exercise Price: $440	$(6,468,000)	(147)	$(441)
Expiration: 01/26/2024; Exercise Price: $465	(6,649,500)	(143)	(24,453)
Expiration: 02/02/2024; Exercise Price: $460	(6,578,000)	(143)	(25,097)
TOTAL WRITTEN OPTIONS (Premiums received $87,727)			(49,991)

CBOE – Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$19,861,241	$–	$–	$19,861,241
Options	–	3,869	–	3,869
Money Market Funds	45,108	–	–	45,108
Total Investments	$19,906,349	$3,869	$–	$19,910,218

Investments Sold Short:
Options	–	(49,991)	–	(49,991)
Total Investments Sold Short	$–	$(49,991)	$–	$(49,991)

*Refer to the Schedule of Investments for industry classifications.